Property and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment pledged as collateral against borrowings	$ 0	$ 111